Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Entity Registrant Name	Ameris Bancorp
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0000351569
Current Fiscal Year End Date	--12-31
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Ameris Bancorp
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0000351569
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025